500 E. Swedesford Rd., Suite 104

Wayne, PA 19087

October 8, 2010

Kimberly A. Browning, Esq.

Division of Investment Company Regulation

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

RE:

Philadelphia Investment Partners New Generation 130/30 Fund (the “Fund”) File Nos. 811-22395 and 333-165401

Dear Ms. Browning,

During our recent telephone call you provided suggested revisions with respect to the Fund’s registration statement filed on Form N-1A (hereinafter, the “Filing”).  I have enclosed a clean copy of the Prospectus and the SAI, together with a copy of each document showing the changes since the previous draft.  Our responses are as follows:

Prospectus

1.

Per your request, we changed the Investment Goal so as to be consistent throughout the Prospectus.  The new language states “The Fund seeks long-term capital appreciation in both rising and declining markets by taking long and short positions in equity securities.”

2.

Per your suggestion, we added text in the first paragraph of the “Fees and Expenses of the Fund” section to refer to the page in the SAI discussing sales loads.

3.

Per your request, we rearranged the information in the fee table to comply fully with the instructions to Form N1-A.  We also filled in some numbers that had been missing from the table previously.  We also adjusted the footnotes per your request.

4.

Per your suggestion, we revised the fee example to refer to only 1 year and 3 year amounts.

5.

We revised the first sentence of the “Portfolio Turnover” section to comply with your comment.

6.

We revised the first sentence of the first paragraph of the “Principal Investment Strategies” section to be consistent with the language in the “Investment Goal” section (see #1 above).

7.

We created defined terms for the first references to terms such as “American Depository Receipts” and other terms in the second paragraph of the “Principal Investment Strategies” section.

8.

We added a sentence to the “Principal Investment Strategies” section regarding investments in options.

9.

We added two sentences regarding the Fund’s investments in cash to the “Principal Investment Strategies” section.

10.

Per your request, we clarified the language in the final sentence of the next to last paragraph of the “Principal Investment Strategies” section.

11.

We added a sentence at the end of the “Principal Investment Strategies” section to make it clear that the Fund will engage in active and frequent trading.

12.

In the seventh paragraph of the “Principal Risks” section, we clarified language regarding the use of “indirect leverage” via the use of derivatives, per your suggestion.

13.

Per your suggestion, at the end of the “Principal Risks” section, we added text describing the risks of investing in ADRs, ETFs, ETNs, options, derivatives, and cash.  Also, per your request, at the end of the “Principal Risks” section, we added text describing the fact that the investment adviser has no experience managing a mutual fund.

14.

Throughout the two documents, we made some small changes to reflect the fact that the investment adviser has changed its form of entity to a New Jersey LLC (it had previously been a PA LP).  One such change takes place in the “Management” section.

15.

Consistent with our discussion above in #1 and #6, we changed the first sentence of the “Principal Investment Strategy” section to be consistent throughout the document.  The new language states “The Fund seeks long-term capital appreciation in both rising and declining markets by taking long and short positions in equity securities.”

16.

Per your suggestion, we made a number of changes to the second paragraph of the “Principal Investment Strategy” section.

17.

Per your request, we added the phrase “that the adviser believes have” in connection with the description of investments in various market cap amounts in the third paragraph of the “Principal Investment Strategy” section.

18.

Throughout the document, we removed references to investments in debt securities (other than cash).  One example is in the sixth paragraph of the “Principal Investment Strategy” section.

19.

We removed the text regarding investments in synthetic privately negotiated instruments in the sixth paragraph of the “Principal Investment Strategy” section.

20.

Per your suggestion, we clarified the language regarding borrowing by the Fund in the eighth paragraph of the “Principal Investment Strategy” section.

21.

Per your suggestion, we added a subheading to the text describing the Fund’s investments in cash.  We also added the following language per your suggestion: “As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.”

22.

We added a discussion of ADRs to the “Investment Risks” section.  We removed references to the Fund investing in unsponsored ADRs since the Fund does not plan to invest in unsponsored ADRs.

23.

We added a discussion of derivatives to the “Investment Risks” section.

24.

We added a paragraph at the end of the “Pricing of Fund Shares” section regarding Fund operating expenses, 12b-1 fees (the absence of such fees), and front-end loads.

25.

You had asked us to revise the phrase “in proper form” at the beginning of the “Selling Shares – You may sell (redeem) shares at any time” section.  We changed the text in that section and then added a new section immediately after that section specifying the information required for a sell order.

26.

We added text to the “The Fund is designed for long-term investors” section to deal with the Fund Board’s policies regarding frequent trading of Fund shares.

27.

We added new language to the “Frequent Purchases and Redemptions of Fund Shares” section regarding the 2% fee for “roundtrips” within 60 days.

SAI

28.

Per your request, we changed the second paragraph of the “THE FUND AND ITS INVESTMENTS” section.  The main changes were the deletion of the word “may” and the reference to investing in other investment companies.

29.

Per your suggestion, we clarified that any non-temporary borrowings by the Fund will be from a bank.

30.

Per your suggestion, we changed the amount of notice to be given to shareholders for changes in the “130/30” strategy (see “1” under the non-fundamental policies).

31.

We removed from the “Certain Portfolio Securities” section the text relating to trust preferred securities since the Fund will not invest in such securities.

32.

We removed from the “Futures, Options and Other Derivative Instruments” section a reference to investments in derivatives based upon debt securities since the Fund will not invest in such derivatives.

33.

Similarly, we removed from the “Foreign Securities” section a reference to investments in foreign government obligations since the Fund will not invest in such securities.

34.

We revised the description of the Fund’s Board to reflect the fact that Peter Zeuli will be a Trustee.

35.

We completed the chart on trustee compensation.

36.

We filled in the data regarding the administrative fee.

37.

We added a description of the front-end sales loads to the “HOW TO BUY SHARES” section.

38.

Per your suggestion, we added text regarding what happens in real time regarding disclosures of non-public information.

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We have enclosed a copy of the revised registration statement marked to reflect the foregoing comments.

The Fund acknowledges that:

• should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the Filing;

• the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

• the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

Robert M. Elwood

Enclosures (4)